Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Schedule of Unconsolidated Structured Entities and Nature of Risks	Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024
	Real Estate Finance		PEF and Investment Funds		Total
Maximum loss exposure [1]
Investment assets	₩	373,638	₩	547,153	₩	920,791
Investment agreement and others [2]	84,481		101,178		185,659
Total	₩	458,119	₩	648,331	₩	1,106,450
1Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2Investment agreements and others include purchase agreements, credit granting and others.

(in millions of Korean won)	December 31, 2025
	Real Estate Finance		PEF and Investment Funds		Total
Maximum loss exposure [1]
Investment assets	₩	416,390	₩	454,916	₩	871,306
Investment agreement and others [2]	47,001		80,871		127,872
Total	₩	463,391	₩	535,787	₩	999,178
1Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2Investment agreements and others include purchase agreements, credit granting and others.